Parent Company Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Balance Sheet

Parent Company
Condensed Balance Sheets
dollars in millions	December 31, 2023	December 31, 2022
Assets
Cash and due from banks	$200	$119
Interest-earning deposits at banks	5	3
Investment in marketable equity securities	82	93
Investment in banking subsidiary	21,324	9,935
Investment in other subsidiaries	50	34
Other assets	60	48
Total assets	$21,721	$10,232
Liabilities and Stockholders' Equity
Subordinated debt	$367	$454
Borrowings due to banking subsidiary	45	60
Other liabilities	54	56
Total liabilities	466	570
Stockholders’ equity	21,255	9,662
Total liabilities and stockholders’ equity	$21,721	$10,232

Schedule of Condensed Statements of Income

Parent Company
Condensed Statements of Income
	Year ended December 31
dollars in millions	2023	2022	2021
Income
Dividends from banking subsidiary	$367	$1,410	$173
Other (loss) income	(8)	(2)	36
Total income	359	1,408	209
Expenses
Interest expense	22	19	17
Other expenses	40	26	11
Total expenses	62	45	28
Income before income taxes and equity in undistributed net income of subsidiaries	297	1,363	181
Income tax (benefit) expense	(14)	44	2
Income before equity in undistributed net income of subsidiaries	311	1,319	179
Equity in undistributed (distributed) net income of subsidiaries	11,155	(221)	368
Net income	11,466	1,098	547
Preferred stock dividends	59	50	18
Net income available to common stockholders	$11,407	$1,048	$529

Schedule of Condensed Statements of Cash Flows

Parent Company
Condensed Statements of Cash Flows
	Year ended December 31
dollars in millions	2023	2022	2021
OPERATING ACTIVITIES
Net income	$11,466	$1,098	$547
Adjustments to reconcile net income to cash provided by operating activities:
(Undistributed) distributed net income of subsidiaries	(11,155)	221	(368)
Deferred tax expense	(5)	48	—
Net amortization of premiums and discounts	—	1	1
Fair value adjustment on marketable equity securities, net	11	6	(34)
Stock based compensation expense	5	19	—
Net change in due to or from subsidiaries	—	—	4
Net change in other assets	(17)	(3)	7
Net change in other liabilities	3	(2)	3
Net cash provided by operating activities	308	1,388	160
INVESTING ACTIVITIES
Net (increase) decrease in interest-earning deposits at banks	(2)	3	(4)
Purchase of marketable equity securities	—	—	(2)
Proceeds from sales of marketable equity securities	—	—	30
Proceeds from sales, calls, and maturities of investment securities	—	—	2
Net cash paid in acquisition	—	(51)	—
Net cash (used in) provided by investing activities	(2)	(48)	26
FINANCING ACTIVITIES
Repayment of other borrowings	—	(68)	(20)
Repayment of subordinated debt	(87)	—	—
(Repayment) proceeds for borrowings due to banking subsidiary	(15)	20	—
Repurchase of Class A common stock	—	(1,240)	—
Cash dividends paid	(117)	(83)	(42)
Other financing activities	(6)	(24)	—
Net cash used in financing activities	(225)	(1,395)	(62)
Net change in cash and due from banks	81	(55)	124
Cash and due from banks at beginning of year	119	174	50
Cash and due from banks at end of year	$200	$119	$174
CASH PAYMENTS (REFUNDS) FOR:
Interest	$23	$18	$17
Income taxes	470	(536)	810